CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Statement Of Financial Position [Abstract]
Customer receivables, allowance	$ 3,198	$ 3,245
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	19,805,000	19,789,000
Common stock, shares outstanding	19,805,000	19,789,000